Description of the Plan - Employer Contribution Vesting (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Less than one	0.00%
One, but less than two	20.00%
Two, but less than three	40.00%
Three, but less than four	60.00%
Four, but less than five	80.00%
Five or more	100.00%